INCOME TAXES (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Federal tax (benefit)					$ (1,473,127)	$ (11,392)
Increase (decrease) in income taxes resulting from:
State tax expense, net of federal benefit					(108,105)	41,714
Non-deductible items					21,407	12,198
Undistributed earnings from foreign subsidiaries					3,845	5,967
Deferred true-up					(87,500)	12,210
Valuation allowance					1,819,971	82,052
Other					34	1,741
Total provision (Benefit)	$ 6,422	$ (128,800)	$ 16,045	$ (316,663)	$ 176,525	$ 144,490